Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,956	$ 11,347	$ 25,367	$ 23,630
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		7.00%
Net sales, change in %, cc	9.00%		3.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,166	4,023	$ 8,156	8,135
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		0.00%
Net sales, change in %, cc	4.00%		0.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,559	9,188	$ 20,663	18,943
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		9.00%
Net sales, change in %, cc	10.00%		5.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,234		$ 16,083
Innovative Medicines | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		11.00%
Net sales, change in %, cc	11.00%		7.00%
Innovative Medicines | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147
Innovative Medicines | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)
Net sales, change in %, cc	(14.00%)
Innovative Medicines | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150
Innovative Medicines | Top 20 products [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%
Net sales, change in %, cc	(8.00%)
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,325		$ 4,580
Innovative Medicines | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		3.00%
Net sales, change in %, cc	6.00%		(1.00%)
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,929	3,548	$ 7,711	7,196
Innovative Medicines | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		7.00%
Net sales, change in %, cc	7.00%		4.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 523		$ 1,038
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		7.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 513		$ 976
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		18.00%
Net sales, change in %, cc	18.00%		16.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 425		$ 818
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		11.00%
Net sales, change in %, cc	10.00%		7.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398		$ 761
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		21.00%
Net sales, change in %, cc	19.00%		14.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 359		$ 717
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		0.00%
Net sales, change in %, cc	2.00%		(2.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 263		$ 535
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(13.00%)
Net sales, change in %, cc	(13.00%)		(17.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 264		$ 518
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(8.00%)
Net sales, change in %, cc	(2.00%)		(9.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225		$ 420
Innovative Medicines | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	42.00%		31.00%
Net sales, change in %, cc	36.00%		28.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 300
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %			(10.00%)
Net sales, change in %, cc			(15.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 299
Innovative Medicines | Oncology [member] | Top 20 products [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %			(3.00%)
Net sales, change in %, cc			(10.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,820	1,673	$ 3,545	3,428
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		3.00%
Net sales, change in %, cc	5.00%		1.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 425	371	$ 818	737
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		11.00%
Net sales, change in %, cc	10.00%		7.00%
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 359	341	$ 717	715
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		0.00%
Net sales, change in %, cc	2.00%		(2.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 264	266	$ 518	562
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(8.00%)
Net sales, change in %, cc	(2.00%)		(9.00%)
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 225	159	$ 420	320
Innovative Medicines | Oncology [member] | Solid Tumor [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	42.00%		31.00%
Net sales, change in %, cc	36.00%		28.00%
Innovative Medicines | Oncology [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,109	1,875	$ 4,166	3,768
Innovative Medicines | Oncology [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		11.00%
Net sales, change in %, cc	8.00%		6.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 523	480	$ 1,038	967
Innovative Medicines | Oncology [member] | Hematology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		7.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 513	422	$ 976	825
Innovative Medicines | Oncology [member] | Hematology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		18.00%
Net sales, change in %, cc	18.00%		16.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398	310	$ 761	628
Innovative Medicines | Oncology [member] | Hematology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		21.00%
Net sales, change in %, cc	19.00%		14.00%
Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 263	288	$ 535	617
Innovative Medicines | Oncology [member] | Hematology [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(13.00%)
Net sales, change in %, cc	(13.00%)		(17.00%)
Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147	163	$ 300	335
Innovative Medicines | Oncology [member] | Hematology [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(10.00%)
Net sales, change in %, cc	(14.00%)		(15.00%)
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,630	5,640	$ 12,952	11,747
Innovative Medicines | Pharmaceutical [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	18.00%		10.00%
Net sales, change in %, cc	12.00%		6.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,114	937	$ 2,205	2,133
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		3.00%
Net sales, change in %, cc	12.00%		(2.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 551	401	$ 1,096	888
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		23.00%
Net sales, change in %, cc	27.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 551		$ 1,096
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		23.00%
Net sales, change in %, cc	27.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,235	1,025	$ 2,425	2,045
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		19.00%
Net sales, change in %, cc	16.00%		15.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 721	738	$ 1,428	1,510
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		(5.00%)
Net sales, change in %, cc	(6.00%)		(9.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 315	205	$ 634	375
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	54.00%		69.00%
Net sales, change in %, cc	48.00%		63.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 721		$ 1,428
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		(5.00%)
Net sales, change in %, cc	(6.00%)		(9.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 517	444	$ 1,010	915
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		10.00%
Net sales, change in %, cc	8.00%		3.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 355	289	$ 690	596
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		16.00%
Net sales, change in %, cc	14.00%		9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150	149	$ 299	309
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(3.00%)
Net sales, change in %, cc	(8.00%)		(10.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 355		$ 690
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		16.00%
Net sales, change in %, cc	14.00%		9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 315		$ 634
Innovative Medicines | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	54.00%		69.00%
Net sales, change in %, cc	48.00%		63.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 888	580	$ 1,678	1,150
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		46.00%
Net sales, change in %, cc	47.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 886	580	$ 1,675	1,149
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		46.00%
Net sales, change in %, cc	46.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 886		$ 1,675
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		46.00%
Net sales, change in %, cc	46.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,454	1,510	$ 2,903	3,217
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(10.00%)
Net sales, change in %, cc	(8.00%)		(13.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 280	279	$ 542	617
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(12.00%)
Net sales, change in %, cc	(2.00%)		(14.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	238	$ 501	496
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		1.00%
Net sales, change in %, cc	(3.00%)		(5.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 190	268	$ 404	542
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(29.00%)		(25.00%)
Net sales, change in %, cc	(33.00%)		(28.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 280		$ 542
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(12.00%)
Net sales, change in %, cc	(2.00%)		(14.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247		$ 501
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		1.00%
Net sales, change in %, cc	(3.00%)		(5.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 190		$ 404
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(29.00%)		(25.00%)
Net sales, change in %, cc	(33.00%)		(28.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,422	1,144	$ 2,731	2,287
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		19.00%
Net sales, change in %, cc	21.00%		17.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,175	944	$ 2,228	1,874
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		19.00%
Net sales, change in %, cc	21.00%		16.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247	200	$ 503	413
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		22.00%
Net sales, change in %, cc	21.00%		20.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,175		$ 2,228
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		19.00%
Net sales, change in %, cc	21.00%		16.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 247		$ 503
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	24.00%		22.00%
Net sales, change in %, cc	21.00%		20.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,709	$ 3,515	$ 7,252	$ 7,057
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		3.00%
Net sales, change in %, cc	6.00%		3.00%
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,856		$ 5,593
Innovative Medicines | US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 853		$ 1,659
Innovative Medicines | US | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		(4.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 219		$ 430
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		1.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 235		$ 455
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		14.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 151		$ 291
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		4.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 207		$ 419
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		1.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 65		$ 139
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(20.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 153		$ 304
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(8.00%)
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 83		$ 154
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		1.00%
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 19		$ 47
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(44.00%)		(40.00%)
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 369		$ 723
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(10.00%)
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 106		$ 225
Innovative Medicines | US | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(3.00%)
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 405		$ 787
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	31.00%		31.00%
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5		$ 8
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	150.00%		33.00%
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11		$ 31
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(68.00%)		(48.00%)
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 715		$ 1,360
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		14.00%
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 113		$ 220
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%		20.00%
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,850		$ 13,411
Innovative Medicines | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		13.00%
Net sales, change in %, cc	13.00%		6.00%
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,378		$ 10,490
Innovative Medicines | Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		15.00%
Net sales, change in %, cc	15.00%		8.00%
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,472		$ 2,921
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		7.00%
Net sales, change in %, cc	8.00%		1.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 304		$ 608
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		12.00%
Net sales, change in %, cc	11.00%		7.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 278		$ 521
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		22.00%
Net sales, change in %, cc	26.00%		17.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 274		$ 527
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		15.00%
Net sales, change in %, cc	14.00%		8.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398		$ 761
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		21.00%
Net sales, change in %, cc	19.00%		14.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 152		$ 298
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		(1.00%)
Net sales, change in %, cc	1.00%		(6.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 198		$ 396
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(11.00%)
Net sales, change in %, cc	(14.00%)		(15.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 111		$ 214
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		(7.00%)
Net sales, change in %, cc	3.00%		(11.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142		$ 266
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	78.00%		59.00%
Net sales, change in %, cc	67.00%		53.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 128		$ 253
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(2.00%)
Net sales, change in %, cc	(7.00%)		(8.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150		$ 299
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		(3.00%)
Net sales, change in %, cc	(8.00%)		(10.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 551		$ 1,096
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		23.00%
Net sales, change in %, cc	27.00%		15.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 352		$ 705
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		0.00%
Net sales, change in %, cc	1.00%		(7.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 355		$ 690
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		16.00%
Net sales, change in %, cc	14.00%		9.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 209		$ 409
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory and Allergy [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	109.00%		184.00%
Net sales, change in %, cc	98.00%		169.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 481		$ 888
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	77.00%		62.00%
Net sales, change in %, cc	63.00%		50.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 280		$ 542
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(12.00%)
Net sales, change in %, cc	(2.00%)		(14.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 242		$ 493
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		1.00%
Net sales, change in %, cc	(4.00%)		(5.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 179		$ 373
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(23.00%)
Net sales, change in %, cc	(28.00%)		(26.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 460		$ 868
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		27.00%
Net sales, change in %, cc	28.00%		18.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 134		$ 283
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		23.00%
Net sales, change in %, cc	23.00%		21.00%